Intangible Assets - Schedule of Estimated Annual Amortization Expense for Each of the Next Five Fiscal Years (Details) (10-K) - USD ($) $ in Thousands	Sep. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
2020		$ 2,591
2021		2,546
2022		2,500
2023		2,500
2024		2,500
Thereafter		6,874
Intangible assets, net	$ 16,173	$ 19,511	$ 22,657